Expense Example - FidelityAdvisorValueStrategiesFund-RetailPRO - FidelityAdvisorValueStrategiesFund-RetailPRO - Fidelity Advisor Value Strategies Fund - Fidelity Value Strategies Fund	Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990